S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 12, 2026 USD ($) $ / shares shares
Initial Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,833,333
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 500,000
BHAV Partners LLC [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
BHAV Partners LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,350,000
Securities Issued or to be Issued, Shares (in Shares) | shares	135,000
BHAV Partners LLC or an Affiliate [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000